Note 20 - Cash and cash equivalents and other investments (Tables)	12 Months Ended
Dec. 31, 2025
Note 20 - Cash and cash equivalents and other investments
Detailed disclosure of cash and cash equivalents and other investments [text block]
	Year ended December 31,
	2025	2024
Cash and cash equivalents
Cash at banks	142,476	290,901
Liquidity funds	258,919	355,044
Short-term investments	171,252	29,311
	572,647	675,256
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	827,476	722,328
Bonds and other fixed income	1,069,393	1,273,673
Fund investments	409,891	376,998
	2,306,760	2,372,999
Other investments - non-current
Bonds and other fixed income	655,867	857,959
Fixed income (time-deposit, zero coupon bonds, commercial papers)	95,090	140,292
Others	7,128	7,049
	758,085	1,005,300